Stock Options and Warrants (Details Narrative) - USD ($)							3 Months Ended					9 Months Ended	12 Months Ended
	Dec. 29, 2020	Dec. 09, 2020	Oct. 15, 2019	Sep. 09, 2019	Oct. 21, 2018	Jun. 11, 2018	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Granted options												561,920	4,678,137	56,667
Stock options, fair value										$ 118,200	$ 84,000
Stock options, share price										$ 11.82	$ 8.40
Stock options, expected term										5 years	5 years
Stock options, expected volatility rate										221.96%	262.00%
stock options, risk-free interest rate										3.05%	2.80%
Consultant
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Granted options						10,000
Stock issued in exchange for retirement of shares						10,000
Options exercisable for purchase of share						1
Exercisable price per share						$ 0.30
Expiration date						Jun. 11, 2023
Stanley L. Teeple [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Granted options	277,008				10,000
Options exercisable for purchase of share	1
Exercisable price per share	$ 0.36				$ 0.30
Expiration date	Dec. 29, 2025				Oct. 01, 2023
Stock options, fair value							$ 140,997
Stock options, share price							$ 0.51						$ 0.51
Stock options, expected term							5 years
Stock options, expected volatility rate							168.00%
stock options, risk-free interest rate							0.41%
Johnny Mack [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Granted options				26,667
Options exercisable for purchase of share				1
Exercisable price per share				$ 0.30
Expiration date				Sep. 09, 2022
Stock options, fair value									$ 192,000
Stock options, share price									$ 7.20
Stock options, expected term									3 years
Stock options, expected volatility rate									463.34%
stock options, risk-free interest rate									1.46%
Frederick Alger Boyer [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Granted options			10,000
Options exercisable for purchase of share			1
Exercisable price per share			$ 0.30
Expiration date			Oct. 15, 2022
Stock options, fair value								$ 63,000
Stock options, share price								$ 6.30						$ 6.30
Stock options, expected term								3 years
Stock options, expected volatility rate								463.34%
stock options, risk-free interest rate								1.60%
Jr Ronald A Silver [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Granted options		12,500	10,000
Options exercisable for purchase of share		1	1
Exercisable price per share		$ 0.50	$ 0.30
Expiration date		Dec. 09, 2025	Oct. 15, 2022
Stock options, fair value							$ 12,500	$ 63,000
Stock options, share price							$ 0.45	$ 6.30					0.45	6.30
Stock options, expected term							5 years	3 years
Stock options, expected volatility rate							168.00%	463.34%
stock options, risk-free interest rate							0.41%	1.60%
James F Murphy [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Granted options			10,000
Options exercisable for purchase of share			1
Exercisable price per share			$ 0.30
Expiration date			Oct. 15, 2022
Stock options, fair value								$ 63,000
Stock options, share price								$ 6.30						$ 6.30
Stock options, expected term								3 years
Stock options, expected volatility rate								463.34%
stock options, risk-free interest rate								1.60%
Pasquale Ferro [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Granted options	277,008
Options exercisable for purchase of share	1
Exercisable price per share	$ 0.36
Expiration date	Dec. 29, 2025
Stock options, fair value							$ 140,997
Stock options, share price							$ 0.51						0.51
Stock options, expected term							5 years
Stock options, expected volatility rate							168.00%
stock options, risk-free interest rate							0.41%
Phil Scala [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Granted options	277,008
Options exercisable for purchase of share	1
Exercisable price per share	$ 0.36
Expiration date	Dec. 29, 2025
Stock options, fair value							$ 140,997
Stock options, share price							$ 0.51						0.51
Stock options, expected term							5 years
Stock options, expected volatility rate							168.00%
stock options, risk-free interest rate							0.41%
Marco Alfonsi [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Granted options	277,008
Options exercisable for purchase of share	1
Exercisable price per share	$ 0.36
Stock options, fair value							$ 140,997
Stock options, share price							$ 0.51						$ 0.51
Stock options, expected term							5 years
Stock options, expected volatility rate							168.00%
stock options, risk-free interest rate							0.41%